Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.29%
Aerospace & Defense–2.54%
RTX Corp.	193,182	$23,405,931
Textron, Inc.	122,610	10,860,794
		34,266,725
Air Freight & Logistics–1.37%
FedEx Corp.(b)	67,445	18,458,348
Application Software–1.12%
Salesforce, Inc.	55,249	15,122,204
Asset Management & Custody Banks–1.33%
KKR & Co., Inc., Class A	137,558	17,962,324
Automobile Manufacturers–1.20%
General Motors Co.	360,101	16,146,929
Broadline Retail–2.08%
Amazon.com, Inc.(c)	150,507	28,043,969
Building Products–2.20%
Johnson Controls International PLC	383,405	29,756,062
Cable & Satellite–0.77%
Comcast Corp., Class A	249,875	10,437,279
Cargo Ground Transportation–0.90%
J.B. Hunt Transport Services, Inc.	70,391	12,130,481
Casinos & Gaming–0.85%
Las Vegas Sands Corp.	229,363	11,546,133
Communications Equipment–1.09%
Cisco Systems, Inc.	276,519	14,716,341
Consumer Finance–0.79%
American Express Co.	39,581	10,734,367
Distributors–0.87%
Genuine Parts Co.	84,050	11,740,104
Diversified Banks–7.92%
Bank of America Corp.	1,056,274	41,912,952
PNC Financial Services Group, Inc. (The)	123,197	22,772,966
Wells Fargo & Co.	747,992	42,254,068
		106,939,986
Electric Utilities–3.33%
American Electric Power Co., Inc.	144,126	14,787,327
FirstEnergy Corp.	275,591	12,222,461
PPL Corp.	541,533	17,913,912
		44,923,700
Electrical Components & Equipment–1.20%
Emerson Electric Co.	147,618	16,144,981
Electronic Components–1.05%
Coherent Corp.(c)	159,545	14,185,146
Shares		Value
Electronic Equipment & Instruments–1.20%
Zebra Technologies Corp., Class A(c)	43,710	$16,186,687
Electronic Manufacturing Services–0.92%
TE Connectivity PLC (Switzerland)	81,866	12,360,947
Fertilizers & Agricultural Chemicals–0.77%
Corteva, Inc.	177,928	10,460,387
Food Distributors–2.51%
Sysco Corp.(b)	239,603	18,703,410
US Foods Holding Corp.(c)	247,302	15,209,073
		33,912,483
Gold–0.76%
Barrick Gold Corp. (Canada)	515,623	10,255,742
Health Care Equipment–2.77%
GE HealthCare Technologies, Inc.	125,492	11,777,424
Medtronic PLC	284,313	25,596,700
		37,374,124
Health Care Services–1.77%
Cigna Group (The)	28,885	10,006,919
CVS Health Corp.	221,620	13,935,466
		23,942,385
Industrial Machinery & Supplies & Components–3.12%
Parker-Hannifin Corp.	44,762	28,281,527
Stanley Black & Decker, Inc.	125,487	13,819,883
		42,101,410
Insurance Brokers–1.81%
Willis Towers Watson PLC	83,141	24,487,519
Integrated Oil & Gas–5.99%
Chevron Corp.(b)	153,688	22,633,632
Exxon Mobil Corp.	261,819	30,690,423
Shell PLC (United Kingdom)	391,693	12,707,197
Suncor Energy, Inc. (Canada)	401,705	14,827,250
		80,858,502
Interactive Media & Services–3.41%
Alphabet, Inc., Class A	174,341	28,914,455
Meta Platforms, Inc., Class A	30,029	17,189,801
		46,104,256
Investment Banking & Brokerage–2.73%
Charles Schwab Corp. (The)(b)	259,904	16,844,378
Goldman Sachs Group, Inc. (The)	40,515	20,059,382
		36,903,760
IT Consulting & Other Services–1.03%
Cognizant Technology Solutions Corp., Class A	180,534	13,933,614
Managed Health Care–4.09%
Centene Corp.(c)	163,076	12,276,361
Elevance Health, Inc.	18,087	9,405,240
Humana, Inc.	44,375	14,055,338

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	33,365	$19,507,848
		55,244,787
Movies & Entertainment–1.22%
Walt Disney Co. (The)	171,032	16,451,568
Multi-line Insurance–1.31%
American International Group, Inc.	242,500	17,758,275
Oil & Gas Exploration & Production–1.77%
ConocoPhillips	227,719	23,974,256
Packaged Foods & Meats–1.00%
Kraft Heinz Co. (The)	383,537	13,465,984
Pharmaceuticals–5.63%
Bristol-Myers Squibb Co.	282,230	14,602,580
Johnson & Johnson	181,176	29,361,383
Pfizer, Inc.	346,032	10,014,166
Sanofi S.A.	191,806	22,084,381
		76,062,510
Property & Casualty Insurance–1.03%
Allstate Corp. (The)	73,691	13,975,498
Rail Transportation–2.53%
CSX Corp.	473,822	16,361,074
Norfolk Southern Corp.	71,789	17,839,566
		34,200,640
Real Estate Services–2.40%
CBRE Group, Inc., Class A(c)	260,660	32,446,957
Regional Banks–1.50%
Citizens Financial Group, Inc.	492,478	20,226,072
Restaurants–0.84%
Starbucks Corp.	115,900	11,299,091
Semiconductor Materials & Equipment–0.70%
Lam Research Corp.	11,649	9,506,516
Semiconductors–3.48%
Microchip Technology, Inc.	196,366	15,766,226
Micron Technology, Inc.	157,580	16,342,622
NXP Semiconductors N.V. (China)	62,197	14,927,902
		47,036,750
Specialty Chemicals–1.86%
DuPont de Nemours, Inc.	161,075	14,353,393
Shares		Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	81,085	$10,740,519
		25,093,912
Systems Software–2.09%
Oracle Corp.	165,921	28,272,938
Tobacco–1.59%
Philip Morris International, Inc.	176,365	21,410,711
Trading Companies & Distributors–1.61%
Ferguson Enterprises, Inc.	109,390	21,721,572
Transaction & Payment Processing Services–2.91%
Fidelity National Information Services, Inc.	159,435	13,352,681
Fiserv, Inc.(c)	144,628	25,982,420
		39,335,101
Wireless Telecommunication Services–1.33%
T-Mobile US, Inc.	87,048	17,963,225
Total Common Stocks & Other Equity Interests (Cost $896,253,073)		1,327,583,258
Money Market Funds–1.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	9,405,795	9,405,795
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	17,470,193	17,470,193
Total Money Market Funds (Cost $26,875,988)		26,875,988
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $923,129,061)		1,354,459,246
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.36%
Invesco Private Government Fund, 4.96%(d)(e)(f)	20,179,470	20,179,470
Invesco Private Prime Fund, 5.02%(d)(e)(f)	52,226,374	52,247,264
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,426,734)		72,426,734
TOTAL INVESTMENTS IN SECURITIES–105.64% (Cost $995,555,795)		1,426,885,980
OTHER ASSETS LESS LIABILITIES—(5.64)%		(76,151,385)
NET ASSETS–100.00%		$1,350,734,595
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,966,804	$47,917,456	$(49,478,465)	$-	$-	$9,405,795	$307,781
Invesco Liquid Assets Portfolio, Institutional Class	7,837,982	24,980,565	(32,816,285)	(2,995)	733	-	172,021
Invesco Treasury Portfolio, Institutional Class	12,533,491	69,429,336	(64,492,634)	-	-	17,470,193	401,506
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,295,557	241,083,999	(232,200,086)	-	-	20,179,470	237,395*
Invesco Private Prime Fund	29,045,715	547,559,680	(524,345,091)	(1,501)	(11,539)	52,247,264	645,299*
Total	$71,679,549	$930,971,036	$(903,332,561)	$(4,496)	$(10,806)	$99,302,722	$1,764,002

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/07/2024	Bank of New York Mellon (The)	CAD	14,816,889	USD	10,979,458	$14,118
11/07/2024	Bank of New York Mellon (The)	EUR	14,870,122	USD	16,617,183	39,850
11/07/2024	Bank of New York Mellon (The)	GBP	7,094,539	USD	9,507,945	23,124
10/07/2024	State Street Bank & Trust Co.	CAD	16,772,554	USD	12,416,131	12,967
10/07/2024	State Street Bank & Trust Co.	USD	854,602	CAD	1,158,533	2,123
10/07/2024	State Street Bank & Trust Co.	USD	472,722	EUR	426,330	1,939
10/07/2024	State Street Bank & Trust Co.	USD	888,614	GBP	675,522	14,525
Subtotal—Appreciation						108,646
Currency Risk
10/07/2024	Bank of New York Mellon (The)	USD	10,970,597	CAD	14,816,889	(13,632)
10/07/2024	Bank of New York Mellon (The)	USD	16,595,309	EUR	14,870,122	(39,423)
10/07/2024	Bank of New York Mellon (The)	USD	9,508,101	GBP	7,094,539	(23,066)
10/07/2024	State Street Bank & Trust Co.	CAD	472,597	USD	347,953	(1,529)
10/07/2024	State Street Bank & Trust Co.	EUR	15,296,452	USD	16,972,271	(58,277)
10/07/2024	State Street Bank & Trust Co.	GBP	8,231,280	USD	10,813,422	(191,377)
10/07/2024	State Street Bank & Trust Co.	USD	940,159	CAD	1,269,729	(1,204)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/07/2024	State Street Bank & Trust Co.	USD	617,487	GBP	461,219	$(860)
Subtotal—Depreciation						(329,368)
Total Forward Foreign Currency Contracts						$(220,722)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,292,791,680	$34,791,578	$—	$1,327,583,258
Money Market Funds	26,875,988	72,426,734	—	99,302,722
Total Investments in Securities	1,319,667,668	107,218,312	—	1,426,885,980
Other Investments - Assets*
Forward Foreign Currency Contracts	—	108,646	—	108,646
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(329,368)	—	(329,368)
Total Other Investments	—	(220,722)	—	(220,722)
Total Investments	$1,319,667,668	$106,997,590	$—	$1,426,665,258

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund